Fair Value Measurements - Summary of Changes in Compulsorily Convertible Debenture (Detail) - Compulsorily Convertible Debentures [Member] - Fair Value, Measurements, Recurring [Member]
₨ in Thousands, $ in Thousands
	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 2,132,500	$ 32,884	₨ 1,798,600	$ 27,735	₨ 1,428,800	$ 22,032
Issuance of CCDs IFC III					180,000	2,776
Increase in fair value	56,400	870	333,900	5,149	189,800	2,927
Conversion of CCDs into equity share	₨ (2,188,900)	$ (33,754)
Ending balance			₨ 2,132,500	$ 32,884	₨ 1,798,600	$ 27,735